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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5340

Date of fiscal year end: November 30

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record.

Vote Summary Report
Jul 01, 2004 - Jun 30, 2005

PIA Equity Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

11/22/04 - A	Accredo Health, Inc. *ACDO*		00437V104		10/08/04		4,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	Against			Mgmt

03/10/05 - A	Cabot Corp. *CBT*		127055101		01/14/05		2,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Dirk L. Blevi* --- Withhold
	1.2	Elect Director Arthur L. Goldstein** --- For
	1.3	Elect Director Juan Enriquez-Cabot** --- For
	1.4	Elect Director Gautam S. Kaji** --- For
	1.5	Elect Director Henry F. McCance** --- For
	1.6	Elect Director John H. McArthur** --- Withhold
	2	Ratify Auditors	For	For			Mgmt

07/02/04 - A	China Yuchai International Ltd. *CYD*		G21082105		06/11/04		5,000
Meeting for Holders of ADRs
	1	TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS REPORT.	For	For			Mgmt
	2	TO CONSIDER THE RE-ELECTION OF THE FOLLOWING DIRECTOR: MR WRIXON FRANK GASTEEN	For	Against			Mgmt
	3	TO CONSIDER THE RE-ELECTION OF THE FOLLOWING DIRECTOR: MR GAO JIA LIN	For	Against			Mgmt
	4	TO CONSIDER THE RE-ELECTION OF THE FOLLOWING DIRECTOR: MR KWEK LENG PECK	For	Against			Mgmt
	5	TO CONSIDER THE RE-ELECTION OF THE FOLLOWING DIRECTOR: MR WONG HONG REN	For	Against			Mgmt
	6	TO CONSIDER THE RE-ELECTION OF THE FOLLOWING DIRECTOR: MR GAN KHAI CHOON	For	Against			Mgmt
	7	TO CONSIDER THE RE-ELECTION OF THE FOLLOWING DIRECTOR: MR PHILIP TING SII TIEN	For	Against			Mgmt
	8	TO CONSIDER THE RE-ELECTION OF THE FOLLOWING DIRECTOR: MR RAYMOND C K HO	For	For			Mgmt
	9	TO CONSIDER THE RE-ELECTION OF THE FOLLOWING DIRECTOR: MR LIU CHEE MING	For	For			Mgmt
	10	TO AUTHORIZE THE BOARD OF DIRECTORS TO APPOINT DIRECTORS TO FILL ANY VACANCIES ON THE BOARD.	For	For			Mgmt
	11	Ratify Auditors	For	For			Mgmt

10/11/04 - S	China Yuchai International Ltd. *CYD*		G21082105		09/10/04		5,000
Meeting for Holders of ADRs
	1	TO CONSIDER THE ELECTION OF THE FOLLOWING DIRECTOR: (TO BE ADVISED BY COOMBER INVESTMENTS LIMITED).	For	Against			Mgmt
	2	TO CONSIDER THE ELECTION OF THE FOLLOWING DIRECTOR: (TO BE ADVISED BY COOMBER INVESTMENTS LIMITED).	For	Against			Mgmt
	3	TO CONSIDER THE ELECTION OF (TO BE ADVISED BY COOMBER INVESTMENTS LIMITED) AS THE CHAIRMAN OF THE BOARD OF DIRECTORS OF THE COMPANY.	For	Against			Mgmt
	4	TO CONSIDER THE CANCELLATION OF THE SPECIAL SHARE AND ALL CORRESPONDING AMENDMENTS REQUIRED TO BE MADE TO THE BYE-LAWS OF THE COMPANY PURSUANT TO AND TO REFLECT THE CANCELLATION OF THE SPECIAL SHARE.	For	For			Mgmt
	5	Other Business	For	Against			Mgmt

08/24/04 - A	Conseco, Inc. *CNO*		208464883		07/07/04		3,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	Against			Mgmt

08/31/04 - A	Helen Of Troy Ltd. *HELE*		G4388N106		07/09/04		2,000
Meeting for Holders of ADRs
	1	Elect Directors	For	For			Mgmt
	2	TO APPROVE AN AMENDMENT TO THE HELEN OF TROY LIMITED 1998 STOCK OPTION AND RESTRICTED STOCK PLAN.	For	Against			Mgmt
	3	Ratify Auditors	For	For			Mgmt

09/28/04 - A	Scientific Games Corporation *SGMS*		80874P109		09/01/04		10,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director A. Lorne Weil --- Withhold
	1.2	Elect Director Peter A. Cohen --- For
	1.3	Elect Director Colin J. O'Brien --- For
	1.4	Elect Director Ronald O. Perelman --- For
	1.5	Elect Director Howard Gittis --- For
	1.6	Elect Director Barry F. Schwartz --- For
	1.7	Elect Director Eric M. Turner --- For
	1.8	Elect Director Sir Brian G. Wolfson --- Withhold
	1.9	Elect Director Joseph R. Wright, Jr. --- For
	2	Ratify Auditors	For	For			Mgmt

04/20/05 - A	SCS Transportation, Inc. *SCST*		81111T102		02/22/05		4,000
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	For			Mgmt

02/03/05 - A	Varian, Inc. *VARI*		922206107		12/13/04		3,000
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Conrad W. Hewitt --- Withhold
	1.2	Elect Director Garry W. Rogerson --- For
	1.3	Elect Director Elizabeth E. Tallett --- Withhold
	2	Amend Omnibus Stock Plan	For	Against			Mgmt

07/12/04 - A	VCA Antech, Inc. *WOOF*		918194101		05/13/04		2,000
	1	Elect Directors	For	Withhold			Mgmt
	2	Increase Authorized Common Stock	For	Against			Mgmt
	3	Ratify Auditors	For	For			Mgmt

The PIA BBB Bond Fund, PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund did not have any votes during this period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Principal Executive Officer

Date   8/15/05
* Print the name and title of each signing officer under his or her signature.